AMORTIZING INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 575,786		$ 574,240
Accumulated amortization	(107,049)		(96,506)
Total intangible assets, net	$ 468,737		$ 477,734
Noncurrent liability
Unfavorable gas gathering contract, useful lives	10 years		10 years
Unfavorable contract, Gross Carrying Amount	$ 10,962		$ 10,962
Unfavorable gas gathering contract, Accumulated Amortization	(5,560)		(5,385)
Unfavorable gas gathering contract, Net	5,402		$ 5,577
Amortization expense
Amortization expense - unfavorable contract	175	$ 208
Assets
2015	31,707
2016	42,275
2017	41,126
2018	40,580
2019	40,825
Liability
2015	530
2016	924
2017	1,047
2018	1,035
2019	$ 1,045
Favorable gas gathering contract
Finite-Lived Intangible Assets [Line Items]
Useful lives	18 years 8 months 12 days		18 years 8 months 12 days
Gross carrying amount	$ 24,195		$ 24,195
Accumulated amortization	(8,482)		(8,056)
Total intangible assets, net	15,713		$ 16,139
Amortization expense
Amortization expense	$ 426	434
Contract intangibles
Finite-Lived Intangible Assets [Line Items]
Useful lives	12 years 6 months		12 years 6 months
Gross carrying amount	$ 426,464		$ 426,464
Accumulated amortization	(84,548)		(75,713)
Total intangible assets, net	341,916		$ 350,751
Amortization expense
Amortization expense	$ 8,835	7,962
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Useful lives	24 years 8 months 15 days		24 years 8 months
Gross carrying amount	$ 125,127		$ 123,581
Accumulated amortization	(14,019)		(12,737)
Total intangible assets, net	111,108		$ 110,844
Amortization expense
Amortization expense	$ 1,282	$ 1,218